Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Loss Per Share
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the years ended December 31, 2024, 2023, and 2022:

	2024	2023	2022
Loss attributable to ordinary equity holders of the Company (in €‘000)	(44,208)	(109,898)	(304,778)
Weighted average number of ordinary shares outstanding	272,184,355	268,217,951	251,434,593
Basic and diluted loss per share (in €)	(0.16)	(0.41)	(1.21)